Capital Lease Obligations - Future Minimum Lease Payments Under Non-cancelable Capital Leases (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
2015		$ 75,485
2016		75,485
2017		62,904
Total		213,874
Amounts representing interest payments		(42,416)
Present value of future minimum payments		171,458
Current portion of capital lease obligations	(52,015)	(52,015)
Capital lease obligations, long term	$ 107,195	$ 119,443